Trade Accounts Receivable - Provision for credit losses (Details) $ in Thousands	6 Months Ended
Jul. 31, 2026 USD ($)
Trade Accounts Receivable
Beginning Balance	$ 1,054
Current period provision for expected losses	2,017
Write-offs charged against the provision	(1,536)
Effect of movements in foreign exchange	(9)
Ending Balance	$ 1,526